Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2019
Fair Value of Financial Instruments
Fair Value of Financial Instruments

13.          Fair Value of Financial Instruments

Certain financial instruments that are not carried at fair value on the consolidated statements of financial condition are carried at amounts that approximate fair value. These instruments include deposits with clearing organizations and accounts receivable.

The Company's money market funds are classified within level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

The Company has no instruments that are classified within level 2 or level 3 of the fair value hierarchy.

The fair value measurements are as follows (in thousands):

	Quoted Prices in
	active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Successor	(Level 1)	(Level 2)	(Level 3)	Total
As of June 30, 2019
Assets
Money market funds	$113,180	$—	$—	$113,180
	$113,180	$—	$—	$113,180
As of December 31, 2018
Assets
Money market funds	$127,927	$—	$—	$127,927
	$127,927	$—	$—	$127,927